Derivative Financial Instruments (Schedule of Gain (Loss) Recorded in OCI Related to Derivative Instruments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Reclassification of derivative loss to interest expense				$ 3,126
Net changes in cash flow hedges, Income tax effect		$ (856)	$ (47)	(649)
Net changes in cash flow hedges, net of tax	[1]	5,990	338	4,542
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives		$ 6,846	$ 385	$ 2,065

[1]	During the years ended December 31, 2016 or 2015, we did not reclassify any amounts from AOCI to our Consolidated Income Statements. During the year ended December 31, 2014, we reclassified $3.1 million from AOCI to interest expense in our Consolidated Income Statement.